Other Operating Expenses - Summary of Other Operating Expenses (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Other Operating Expense [Abstract]
Payment gateway and other charges										$ 56,589	$ 50,597	$ 27,269
Outsourcing expenses										24,335	26,158	16,920
Travelling and conveyance										3,586	3,105	3,537
Communication										5,339	5,288	4,385
Repairs and maintenance										5,303	5,300	4,322
Rent										6,581	7,701	3,831
Legal and professional	[1]									7,975	7,894	11,395
Website hosting charges										11,228	6,771	2,428
Net loss on disposal of property, plant and equipment										(53)	70	46
Intangible assets written off											356
Miscellaneous expenses										12,359	7,326	7,452
Total		$ 35,719	$ 33,631	$ 30,961	$ 32,984	$ 30,063	$ 32,632	$ 28,272	$ 29,599	$ 133,295	$ 120,566	$ 81,585

[1]	Notes: *Includes USD 288 towards cost related to share based payment for the year ended March 31, 2019 (March 31, 2018: USD 144, March 31, 2017: Nil).